Related Party Transactions - Founder Shares (Details)			2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2021 shares	Dec. 21, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item $ / shares	Jun. 30, 2021 item $ / shares	Dec. 31, 2020 USD ($) shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Share dividend	718,750
Class B Common Stock
Related Party Transaction [Line Items]
Share dividend	0.1
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		7,187,500			7,187,500
Aggregate purchase price | $		$ 25,000			$ 25,000
Share dividend	0.1
Aggregate number of shares owned	7,906,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%		20.00%
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days